Income Taxes (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax [Line Items]
Business combination, temporary basis difference in assets	$ (5,900)
Federal and state income tax rate	40.00%
Deferred tax assets	27,700
Deferred tax assets, net	$ 33,600